Share-Based Compensation - Summary of Share Units (Performance Share Units) (Details) - Performance Share Units [Member]	12 Months Ended
Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	982,835
Granted, Number | shares	419,195
In lieu of dividends, Number of DSUs | shares	10,423
Vested, Number | shares	104,037
Ending Balance, Number | shares	1,308,416
Opening Balance , Weighted average grant | $ / shares	$ 9.35
Granted , Weighted average grant | $ / shares	7.85
In lieu of dividends , Weighted average grant | $ / shares	8.18
Vested, Weighted average grant | $ / shares	7.36
Ending Balance , Weighted average grant | $ / shares	$ 9.02